Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss for the period	$ (50,469)	$ (10,211)
Adjustments for non-cash items:
Share-based compensation expense	2,248	3,614
Change in fair value of deferred purchase price payable – Tarus and deferred obligation – iOx milestone	(3,976)	428
Impairment loss - iOx IPR&D	46,922
Impairment loss - Stimunity	557
Loss on Registered Direct Offering	2,432
Offering costs	662
Change in fair value of warrant liability	(989)	(33)
Commitment fee under Committed Purchase Agreement	389
Decrease in deferred tax liability	(10,564)	(2,930)
Share of loss in associate	226	268
Fair value of shares issued for services	50	90
Depreciation	41	1
Foreign exchange transaction loss		(15)
Changes in operating working capital:
Accounts receivable	184	25
Prepaid expenses and other receivables	316	(354)
Other assets	1	24
Accounts payable and accrued liabilities	794	1,671
Other		30
Net cash used in operating activities	(11,176)	(7,392)
Cash flows from investing activities:
Purchase of convertible note receivable		(614)
Purchase of equipment		(3)
Net cash used in investing activities		(617)
Cash flows from financing activities:
Proceeds from Registered Direct Offering	5,338
Proceeds from shares issued under ATM and Committed Purchase Agreement	682	794
Share issuance costs	(20)	(24)
Repayment of lease liability	(28)
Repayment of notes payable assumed in Tarus acquisition		(2,000)
Repayment of milestone obligation assumed in Tarus acquisition		(1,009)
Net cash provided by (used in) financing activities	5,972	(2,239)
Decrease in cash and cash equivalents during period	(5,204)	(10,248)
Cash and cash equivalents at beginning of period	10,545	23,352
Cash and cash equivalents at end of period	5,341	13,104
Supplemental disclosure of cash flow information:
Cash paid for interest	22
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Stimunity Convertible Note for Stimunity shares at fair value	429
Right to use asset acquired	303
Lease liability incurred	303
Fair value of shares issued for Tarus		17,200
Fair value of shares issued for non-controlling interest purchase of iOx		9,737
Fair value of deferred purchase price payable – Tarus		8,538
Fair value of deferred obligation – iOx milestone		5,478
Liabilities assumed in Tarus acquisition		3,000
Fair value of shares issued for commitment fees – Committed Purchase Agreement		$ 900